Intangible Assets - PVIF and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	$ 3,994
Removal of discontinued US operations		$ (18)
Additions	282	337
Amortisation charge	(351)	(308)
Disposals and transfers	(5)	(7)
Exchange differences and other movements	(64)	(69)
Intangible assets balance at the end of the period	3,856	3,994
Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	5,490
Intangible assets balance at the end of the period	5,683	5,490
Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(1,496)
Intangible assets balance at the end of the period	(1,827)	(1,496)
PVIF | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	28
Amortisation charge	(10)	(5)
Exchange differences and other movements	(1)	(1)
Intangible assets balance at the end of the period	17	28
PVIF | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	140
Intangible assets balance at the end of the period	134	140
PVIF | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(112)
Intangible assets balance at the end of the period	(117)	(112)
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	3,600
Distribution rights | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	3,782
Additions	206	260
Amortisation charge	(301)	(268)
Exchange differences and other movements	(57)	(61)
Intangible assets balance at the end of the period	3,630	3,782
Distribution rights | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	5,037
Intangible assets balance at the end of the period	5,176	5,037
Distribution rights | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(1,255)
Intangible assets balance at the end of the period	(1,546)	(1,255)
Other intangibles | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	184
Removal of discontinued US operations		(18)
Additions	76	77
Amortisation charge	(40)	(35)
Disposals and transfers	(5)	(7)
Exchange differences and other movements	(6)	(7)
Intangible assets balance at the end of the period	209	184
Other intangibles | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	313
Intangible assets balance at the end of the period	373	313
Other intangibles | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(129)
Intangible assets balance at the end of the period	$ (164)	(129)
Continuing and discontinued operations | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		4,059
Continuing and discontinued operations | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		5,446
Continuing and discontinued operations | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		(1,387)
Continuing and discontinued operations | PVIF | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		34
Continuing and discontinued operations | PVIF | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		177
Continuing and discontinued operations | PVIF | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		(143)
Continuing and discontinued operations | Distribution rights | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		3,851
Continuing and discontinued operations | Distribution rights | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		4,845
Continuing and discontinued operations | Distribution rights | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		(994)
Continuing and discontinued operations | Other intangibles | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		174
Continuing and discontinued operations | Other intangibles | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		424
Continuing and discontinued operations | Other intangibles | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period		$ (250)